Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SHAPEWAYS, INC
Summary of preferred stock

	June 30, 2021
		Preferred			Common
		Stock			Stock
	Preferred	Issued			Issuable
	Stock	and	Liquidation	Conversion	Upon
	Authorized	Outstanding	Preference	Price	Conversion
Series A-1	4,999,900	—	$—	$1.0000	—
Series A-2	5,000,000	3,000,667	2,251	$1.0000	3,000,667
Series B	3,044,939	1,809,751	2,262	$1.6667	1,809,751
Series B-1	2,405,620	2,197,716	4,277	$2.5946	2,197,716
Series C	8,768,097	4,973,101	12,804	$3.4329	4,973,101
Series D	6,560,933	3,965,857	15,641	$5.2584	3,965,857
Series E	10,862,353	6,655,728	23,201	$3.4858	6,655,728
	41,641,842	22,602,820	$60,436		22,602,820

	December 31, 2020
		Preferred			Common
		Stock			Stock
	Preferred	Issued			Issuable
	Stock	and	Liquidation	Conversion	Upon
	Authorized	Outstanding	Preference	Price	Conversion
Series A-1	4,999,900	—	$—	$1.0000	—
Series A-2	5,000,000	3,000,667	2,251	$1.0000	3,000,667
Series B	3,044,939	1,809,751	2,262	$1.6667	1,809,751
Series B-1	2,405,620	2,174,591	4,232	$2.5946	2,174,591
Series C	8,768,097	4,973,101	12,804	$3.4329	4,973,101
Series D	6,560,933	3,965,857	15,641	$5.2584	3,965,857
Series E	10,862,353	6,655,728	23,201	$3.4858	6,655,728
	41,641,842	22,579,695	$60,391		22,579,695

	December 31, 2020
		Preferred Stock			Common Stock
	Preferred Stock	Issued and	Liquidation	Conversion	Issuable Upon
	Authorized	Outstanding	Preference	Price	Conversion

Series A-1	4,999,900	—	$—	$1.0000	—
Series A-2	5,000,000	3,000,667	2,251	$1.0000	3,000,667
Series B	3,044,939	1,809,751	2,262	$1.6667	1,809,751
Series B-1	2,405,620	2,174,591	4,232	$2.5946	2,174,591
Series C	8,768,097	4,973,101	12,804	$3.4329	4,973,101
Series D	6,560,933	3,965,857	15,641	$5.2584	3,965,857
Series E	10,862,353	6,655,728	23,201	$3.4858	6,655,728
	41,641,842	22,579,695	$60,391		22,579,695

	December 31, 2019
		Preferred Stock			Common Stock
	Preferred Stock	Issued and	Liquidation	Conversion	Issuable Upon
	Authorized	Outstanding	Preference	Price	Conversion
Series A-1	4,999,900	—	$—	$1.0000	—
Series A-2	5,000,000	3,000,667	2,251	$1.0000	3,000,667
Series B	3,044,939	1,809,751	2,262	$1.6667	1,809,751
Series B-1	2,405,620	2,174,591	4,232	$2.5946	2,174,591
Series C	8,768,097	4,973,101	12,804	$3.4329	4,973,101
Series D	6,560,933	3,965,857	15,641	$5.2584	3,965,857
Series E	10,862,353	6,655,728	23,201	$3.4858	6,655,728
	41,641,842	22,579,695	$60,391		22,579,695